LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
LAND USE RIGHT, NET
7 .	LAND USE RIGHT, NET

	$		$
	December 31,
	2025		2024
Cost		$178,437		$178,844
Less: accumulated amortization		(79,364)		(76,215)

Land use right, net		$99,073		$102,629